Komatsu Ltd. Shareholders' Equity	12 Months Ended
Mar. 31, 2012
Komatsu Ltd. Shareholders' Equity

13. Komatsu Ltd. Shareholders’ Equity

(1) Common Stock and Capital Surplus

The Commercial Code of Japan (“the Code”) permitted, upon approval of the Board of Directors, transfer of amounts from capital surplus to common stock. Prior to October 2001, the Company from time to time made free share distributions that were accounted for by a transfer from capital surplus to common stock of the aggregate par value of shares issued. Effective on October 2001, the Code requires no accounting recognition for such free share distribution. Publicly owned corporations in the United States issuing shares in similar transactions would be required to account for them as stock dividends as of the shareholders’ record date by reducing retained earnings and increasing appropriate capital accounts by an amount equal to the fair value of the shares issued.

If such United States practice had been applied to the cumulative free distributions made by the Company, capital surplus at March 31, 2012, would have been increased by ¥103,189 million ($1,258,403 thousand) with a corresponding decrease in unappropriated retained earnings. At March 31, 2012 and 2011, affiliated companies owned 1,092,000 and 1,104,600 shares which represent 0.11% and 0.11% of the Company’s common stock outstanding, respectively.

The Companies Act, which has been in force since May 1, 2006 (“the Act”), requires a company to obtain the approval of shareholders for transferring an amount between common stock and capital surplus. Common stock and capital surplus also are available for being transferred to other capital surplus or being used to reduce a deficit mainly upon an approval of shareholders.

(2) Retained Earnings Appropriated for Legal Reserve

The Act provides that an amount equal to 10% of retained earnings distributed each fiscal period shall be appropriated as a capital surplus or a legal reserve until the total amount of capital surplus and legal reserve becomes equal to 25% of the amount of common stock.

Legal reserve is available for being transferred to other retained earnings or being used to reduce a deficit mainly upon an approval of shareholders.

(3) Retained Earnings and Dividends

The amount of retained earnings available for dividends under the Act is based on the amount recorded in the Company’s general books of account maintained in accordance with accounting principles generally accepted in Japan. In addition to the Act provision requiring an appropriation for capital surplus or legal reserve as discussed above, the Act imposes certain limitations on the amount of retained earnings available for dividends. Accordingly, total shareholders’ equity of ¥317,023 million ($3,866,134 thousand), included in the Company’s general books of account as of March 31, 2012 is available for dividends under the Act.

The Board of Directors recommended to and approved by the shareholders, at the general meeting held on June 20, 2012, payment of a cash dividend totaling ¥20,009 million ($244,012 thousand) to shareholders of record on March 31, 2012. The dividend approved in the shareholders’ meeting on June 20, 2012 has not been reflected in the consolidated financial statements as of March 31, 2012. Dividends are reported in the consolidated financial statements when approved and paid.

The Act provides that a company can make dividends of earnings anytime with resolution of the shareholders. It also provides that a company can declare an interim dividend once a fiscal year according to its charter of corporation.

(4) Repurchase and Retirement of the Company’s Outstanding Shares

The Company repurchased its own shares based on the resolutions made by the Board of Directors in its meeting held on October 27, 2011 and in accordance with Article 156 of the Act as modified by Article 165, Paragraph 3 of the Act. The Company retired repurchased shares pursuant to Article 178 of the Act. By March 31, 2012, the Company had purchased and retired 15,613,800 shares. The purchasing and retiring amounts are ¥29,997 million and ¥22,218 million respectively. The difference of the amounts is due to the difference between the purchasing price and moving average book value of the shares.

(5) Share-Based Compensation

The Company has two types of stock option plans as share-based compensation for directors and certain employees and certain directors of subsidiaries.

The stock option plans resolved by the Board of Directors’ meetings held in and before June 2010.

The right to purchase treasury shares is granted at a predetermined price to directors and certain employees and certain directors of subsidiaries. The purchase price is the amount calculated by taking the average of the closing prices applicable to ordinary transactions of shares of the Company on the Tokyo Stock Exchange on all days for a month immediately preceding the month in which the date of grant of the right falls and multiplying by 1.05, provided that the exercise price shall not be less than the closing price of the shares of the Company on the Tokyo Stock Exchange on the date of the grant.

Based on the resolutions of the shareholders’ meeting on June 22, 2007 and the Board of Directors on July 14, 2009, the Company issued 239 rights of its share acquisition rights to directors during the year ended March 31, 2010. The number of shares subject to one share acquisition rights is 1,000 shares. The Company also issued 403 rights of its share acquisition rights to certain employees and certain directors of subsidiaries during the year ended March 31, 2010 based on the resolutions of the shareholders’ meeting on June 24, 2009 and the Board of Directors on July 14, 2009. The options vest 100% on each of the grant dates and are exercisable from September 1, 2010.

The stock option plans resolved by the Board of Directors’ meetings held in and after July 2010.

The right to purchase treasury shares is granted at an exercise price of ¥1 per share to directors and certain employees and certain directors of subsidiaries.

Based on the resolutions of the shareholders’ meeting on June 23, 2010 and the Board of Directors on July 13, 2010, the Company issued 210 rights of its share acquisition rights to directors and 558 rights of its share acquisition rights to certain employees and certain directors of subsidiaries during the year ended March 31, 2011. The number of shares subject to one share acquisition rights is 100 shares. The options vest 100% on each of the grant dates and are exercisable from August 2, 2013.

In addition, based on the resolutions of the shareholders’ meeting on June 23, 2010 and the Board of Directors on July 13, 2011, the Company issued 872 rights of its share acquisition rights to directors. Based on the resolutions of the shareholders’ meeting on June 22, 2011 and the Board of Directors on July 13, 2011, the Company also issued 2,529 rights of its share acquisition rights to certain employees and certain directors of subsidiaries during the year ending March 31, 2012. The options vest 100% on each of the grant dates and are exercisable from August 1, 2014.

Komatsu recognizes compensation expense using the fair value method. Compensation expenses during the years ended March 31, 2012, 2011 and 2010 were ¥771 million ($9,402 thousand), ¥137 million and ¥413 million, respectively, and were recoded in selling, general and administrative expenses.

The following table summarizes information about stock option activity for the years ended March 31, 2012, 2011 and 2010:

	2012			2011		2010
	Number of shares	Weighted average exercise price		Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
		Yen	U.S. dollars		Yen		Yen
Outstanding at beginning of year	3,235,800	¥2,047	$24.96	3,333,000	¥2,051	2,891,000	¥2,022
Granted	340,100	1	0.01	76,800	1	642,000	1,729
Exercised	(393,000)	1,082	13.20	(174,000)	1238	(200,000)	595

Outstanding at end of year	3,182,900	1,947	23.74	3,235,800	2,047	3,333,000	2,051

Exercisable at end of year	2,766,000	2,240	27.32	3,159,000	2,096	2,691,000	2,128

The intrinsic values of options exercised were ¥519 million ($6,329 thousand), ¥199 million and ¥153 million for the years ended March 31, 2012, 2011 and 2010.

The information for options outstanding and options exercisable at March 31, 2012 are as follows.

	Outstanding						Options Exercisable
	Number of shares	Weighted average exercise price		Intrinsic value		Weighted average remaining contractual life	Number of shares	Weighted average exercise price		Intrinsic value		Weighted average remaining contractual life
Exercise Prices		Yen	U.S. dollars	Millions of yen	Thousands of U.S. dollars	years		Yen	U.S. dollars	Millions of yen	Thousands of U.S. dollars	years
¥1 – 650	416,900	¥1	$0.01	¥983	$11,988	7.2	—	¥—	$—	¥—	$—	—
¥651 – 900	70,000	673	8.21	118	1,439	0.3	70,000	673	8.21	118	1,439	0.3
¥901 – 1,350	515,000	1,126	13.73	635	7,744	1.3	515,000	1,126	13.73	635	7,744	1.3
¥1,351 – 2,325	1,169,000	2,043	24.91	370	4,512	3.8	1,169,000	2,043	24.91	370	4,513	3.8
¥2,326 – 3,700	1,012,000	3,144	38.34	0	0	3.9	1,012,000	3,144	38.34	0	0	3.9
¥1 – 3,700	3,182,900	1,947	23.74	2,106	25,683	3.8	2,766,000	2,240	27.32	1,123	13,695	3.3

The fair value of each share option award is estimated on the date of grant using a discrete-time model (a binomial model) based on the assumptions noted in the following table. Because a discrete-time model incorporates ranges of assumptions for inputs, those ranges are disclosed. Expected volatilities are based on implied volatilities from historical volatility of the Company’s shares.

The Company uses historical data to estimate share option exercise and employee departure behavior used in the discrete-time model. The expected term of share options granted represents the period of time that share options granted are expected to be outstanding. The risk-free rate for periods within the contractual term of the share option is based on the Japanese government bond yield curve in effect at the time of grant.

	2012	2011	2010
Grant-date fair value	¥2,268 ($27.66)	¥1,785	¥643
Expected term	5 years	5 years	7 years
Risk-free rate	0.12% – 1.12%	0.13% – 1.11%	0.17% – 1.35%
Expected volatility	48.00%	54.00%	44.00%
Expected dividend yield	1.83%	0.96%	2.07%

*	Interest rate corresponding to discount periods is applied to risk-free rate, that is as follows:

	1 year	2 years	3 years	4 years	5 years	6 years	7 years	8 years	9 years	10 years
2010	0.17%	0.24%	0.32%	0.48%	0.63%	0.74%	0.88%	1.03%	1.19%	1.35%
2011	0.13%	0.14%	0.18%	0.25%	0.36%	0.47%	0.59%	0.76%	0.94%	1.11%
2012	0.12%	0.16%	0.21%	0.29%	0.38%	0.49%	0.63%	0.78%	0.96%	1.12%